UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09447

Jacob Funds Inc.
(Exact name of registrant as specified in charter)

C/O Jacob Asset Management of New York LLC

727 2nd Street #106

Hermosa Beach, CA 90254
(Address of principal executive offices) (Zip code)

Ryan Jacob

C/O Jacob Asset Management of New York LLC

727 2nd Street #106
Hermosa Beach, CA 90254
(Name and address of agent for service)

(424) 237-2164

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2024

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a)

Jacob Internet Fund
Investor Class | JAMFX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Jacob Internet Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	259	2.48%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the S&P 500 TR and NASDAQ Composite Total Return Index.
WHAT FACTORS INFLUENCED PERFORMANCE
At the start of the fiscal year, we experienced a steep decline in equities as investors became increasingly concerned about the economy, while an inflation-vigilant Federal Reserve (the “Fed”) maintained its restrictive rate posture. By the end of October, however, the Fed acknowledged publicly that its next move on interest rates would likely be a reduction, with a lowering of the Fed funds rate sometime in 2024. This acknowledgement sparked a strong relief rally in markets to end 2023, and after a brief pause in January, they have resumed their climb at an uneven pace. This resilience – in the markets and in the broader economy - has been especially impressive given the restrictive nature of the current interest rate policy and the hesitation for quicker action. Most of the strength in the equity markets remains with the largest companies in the major indices, with smaller cap companies continuing to lag. With interest rate cuts now imminent, we believe we may be finally reaching a point where there is more sustained interest in small cap stocks as investors are willing to increase their risk profiles now that the Fed is on their side. As for the Funds, this leads us to continue our more aggressive posture towards a smaller cap bias across all our portfolios.

Top Contributors
↑	Impinj, Inc., Powerfleet, Inc., Porch Group, Inc.

Top Detractors
↓	Digital Turbine, Inc., Identiv, Inc., Confluent, Inc.
PERFORMANCE
The Jacob Internet Fund – Investor Class was up 8.84% for the fiscal period ended August 31, 2024, while the NASDAQ Composite Index rose 27.15%. While the beginning of the fiscal period was promising, the second half was dominated by a concentration of the index performance by the largest companies which made it difficult to keep pace with our larger weightings in smaller cap technology companies.
Outperformers in the period included chip company Impinj, Inc., up over 152% in the fiscal period, mainly benefitting from a strong overall market for chip companies, as well as a continued expansion in the market for its RFID supply chain solutions, but this also was a small position in the portfolio. Powerfleet, Inc., a provider of intelligent telematics software, was a larger position for the company and rose 102% in the fiscal period on the strength of strong execution on its restructuring plan, plus a couple of very smart and attractively priced acquisitions that will likely mean better growth and higher margins over time. Porch Group, Inc. was another standout, up over 70% in the fiscal period, as they have adjusted adroitly to a lackluster consumer real estate environment as well as a challenging and constantly evolving home insurance market. Another large weighting in the Fund, Doximity, Inc., was up over an impressive 54% in the fiscal period as they benefited from their position as the leader in social media among medical professionals as the advertising market slowly recovered. Long-time holdings that we have discussed numerous times in the past, such as Cloudflare, Inc. and DraftKings, Inc., up 26% and 16% respectively, also contributed to the Fund’s returns in the fiscal period.
Jacob Internet Fund	PAGE 1	TSR-AR-469785604

The worst-performing holdings tended to be some of the Fund’s smallest positions, but their cumulative impact still acted to restrain our returns. The largest individual percentage decline in the fiscal period was Digital Turbine, Inc., down close to 64%. Sluggish advertising spending and delays in new product launches were the main reasons, and while we still believe there is value here, we have kept it a small size waiting for more signs of a recovery. Identiv, Inc., down over 59% in the fiscal period, sold a slower growing high-margin segment of its business for a cash price close to where the stock was trading. Unfortunately, the market was not enthused with the structure of the remaining business and punished the stock. Over time, we believe Identiv, Inc. will once again trade at a valuation more than the cash on its balance sheet, but given market conditions for small and microcap companies, it’s taken longer than we expected. Aside from a few additional small holdings, such as Atomera, Inc. and comScore, Inc., a few higher-weighted software names, such as Confluent, Inc. and MongoDB, Inc., were down 36% and 24% in the fiscal period.
In terms of looking ahead, we remain on the lookout for high-quality, high-growth names that have been beaten down and/ or ignored by a market seemingly only interested in the safest and largest of companies. We have been heartened recently as we are finally seeing signs of a broadening of interest in small caps that has been virtually non-existent for several years. We continue to see many opportunities to invest in attractive, early-stage companies with bright futures, still trading at valuations that do not reflect their business prospects. As always, we believe that staying true to our investment philosophy and process is key to obtaining the best possible long-term returns for our shareholders.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	8.84	3.83	8.47
S&P 500 TR	27.14	15.92	12.98
NASDAQ Composite Total Return Index	27.15	18.29	15.60
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$44,515,859
Number of Holdings	33
Net Advisory Fee	$609,229
Portfolio Turnover	42%
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Jacob Internet Fund	PAGE 2	TSR-AR-469785604

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Doximity, Inc.	6.5%
Powerfleet, Inc. NJ	6.4%
MongoDB, Inc.	6.2%
Inspired Entertainment, Inc.	5.9%
DraftKings, Inc.	5.6%
Cantaloupe, Inc.	5.4%
Zillow Group, Inc.	5.3%
Block, Inc.	5.1%
Cloudflare, Inc.	4.4%
OptimizeRx Corp.	4.2%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Internet Fund	PAGE 3	TSR-AR-469785604

Jacob Small Cap Growth Fund
Investor Class | JSCGX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$362	3.36%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the S&P 500 TR and Russell 2000 Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
At the start of the fiscal year, we experienced a steep decline in equities as investors became increasingly concerned about the economy, while an inflation-vigilant Federal Reserve (the “Fed”) maintained its restrictive rate posture. By the end of October, however, the Fed acknowledged publicly that its next move on interest rates would likely be a reduction, with a lowering of the Fed funds rate sometime in 2024. This acknowledgement sparked a strong relief rally in markets to end 2023, and after a brief pause in January, they have resumed their climb at an uneven pace. This resilience – in the markets and in the broader economy - has been especially impressive given the restrictive nature of the current interest rate policy and the hesitation for quicker action. Most of the strength in the equity markets remains with the largest companies in the major indices, with smaller cap companies continuing to lag. With interest rate cuts now imminent, we believe we may be finally reaching a point where there is more sustained interest in small cap stocks as investors are willing to increase their risk profiles now that the Fed is on their side. As for the Funds, this leads us to continue our more aggressive posture towards a smaller cap bias across all our portfolios.

Top Contributors
↑	CareDx, Inc., Harrow Health, Inc., Digital Turbine, Inc.

Top Detractors
↓	Digital Turbine, Inc., Identiv, Inc., Tela Bio, Inc.
PERFORMANCE
The Jacob Small Cap Growth Fund – Investor Class was up 15.49% through August 31, 2024, while the Russell 2000 Growth Index rose 17.67%.Increased weightings in the healthcare sector helped the Fund overcome weakness in technology, allowing us to roughly keep base with our benchmark. Laggards in the fiscal period included Digital Turbine, Inc. and Identiv, Inc., as well as a few healthcare holdings that had trouble meeting prior sales forecasts, leading to significant declines. Tela Bio, Inc., down almost 70% in the fiscal period, had a strong track record prior to this year in becoming a player in the market for natural tissue repair, competing successfully against larger companies with synthetic products that surgeons are becoming more wary to use. A salesforce restructuring to assist the company with future growth led to a few bumps, however, and the company needs to show they are back on a sustainable growth trajectory to reach sustained cash flow profitability. The other laggard, the spine surgery product company Alphatec Holdings, Inc., was down more than 57% in the fiscal period. Execution issues were the main culprit, as Alphatec Holdings, Inc. also had some growing pains, including inventory issues that pushed out growth into the future. While the company has showed some modest positive EBITDA in recent quarters, cash flow remains significantly negative, and with a fair amount of debt on its balance sheet and in an unforgiving market for small companies, Alphatec Holdings, Inc. also needs to prove it can grow fast and be profitable. We like management and the ultimate opportunity in both companies and believe patience will be rewarded in both situations.
Jacob Small Cap Growth Fund	PAGE 1	TSR-AR-469785109

In addition to Impinj, Inc., there were two healthcare names that were the standouts in the fiscal period, CareDx, Inc. and Harrow Health, Inc., each up 230% and 166% respectively. CareDx, Inc., the organ transplant company, did an excellent job navigating a difficult reimbursement environment and significantly outperformed analyst estimates. To top it off, Medicare later in the year backed away from some of the more stringent restrictions surrounding the company’s core testing business and gave CareDx, Inc. a much clearer path for the resumption of growth in this market. Harrow Health, Inc., a longtime holding for the Fund, started to reap some rewards from some of its previous ophthalmology drug acquisitions. Its evolution from a drug compounder to purveyor of FDA approved products is showing some meaningful success and investors are starting to take notice. A handful of other healthcare names, such as Celcuity, Inc., Codexis, Inc. and Krystal Biotech, Inc., up 67%, 66% and 56% respectively, all showed either clinical progress and/or new partnerships that led to strong share price performance.
In terms of looking ahead, we remain on the lookout for high-quality, high-growth names that have been beaten down and/ or ignored by a market seemingly only interested in the safest and largest of companies. We have been heartened recently as we are finally seeing signs of a broadening of interest in small caps that has been virtually non-existent for several years. We continue to see many opportunities to invest in attractive, early-stage companies with bright futures, still trading at valuations that do not reflect their business prospects. As always, we believe that staying true to our investment philosophy and process is key to obtaining the best possible long-term returns for our shareholders.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	15.49	1.79	3.27
S&P 500 TR	27.14	15.92	12.98
Russell 2000 Growth Total Return	17.67	8.35	8.21
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$7,005,327
Number of Holdings	37
Net Advisory Fee	$0
Portfolio Turnover	54%
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Jacob Small Cap Growth Fund	PAGE 2	TSR-AR-469785109

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Harrow, Inc.	8.9%
CareDx, Inc.	8.5%
Doximity, Inc.	5.8%
First American Government Obligations Fund	5.6%
Inspired Entertainment, Inc.	5.1%
Cantaloupe, Inc.	4.9%
Thunderbird Entertainment Group, Inc.	4.9%
Zillow Group, Inc.	4.7%
Heron Therapeutics, Inc.	4.0%
OptimizeRx Corp.	3.7%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Small Cap Growth Fund	PAGE 3	TSR-AR-469785109

Jacob Small Cap Growth Fund
Institutional Class | JSIGX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Jacob Small Cap Growth Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$337	3.12%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the S&P 500 TR and Russell 2000 Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
At the start of the fiscal year, we experienced a steep decline in equities as investors became increasingly concerned about the economy, while an inflation-vigilant Federal Reserve (the “Fed”) maintained its restrictive rate posture. By the end of October, however, the Fed acknowledged publicly that its next move on interest rates would likely be a reduction, with a lowering of the Fed funds rate sometime in 2024. This acknowledgement sparked a strong relief rally in markets to end 2023, and after a brief pause in January, they have resumed their climb at an uneven pace. This resilience – in the markets and in the broader economy - has been especially impressive given the restrictive nature of the current interest rate policy and the hesitation for quicker action. Most of the strength in the equity markets remains with the largest companies in the major indices, with smaller cap companies continuing to lag. With interest rate cuts now imminent, we believe we may be finally reaching a point where there is more sustained interest in small cap stocks as investors are willing to increase their risk profiles now that the Fed is on their side. As for the Funds, this leads us to continue our more aggressive posture towards a smaller cap bias across all our portfolios.

Top Contributors
↑	CareDx, Inc., Harrow Health, Inc., Digital Turbine, Inc.

Top Detractors
↓	Digital Turbine, Inc., Identiv, Inc., Tela Bio, Inc.
PERFORMANCE
The Jacob Small Cap Growth Fund – Institutional Class was up 15.80% through August 31, 2024, while the Russell 2000 Growth Index rose 17.67%. Increased weightings in the healthcare sector helped the Fund overcome weakness in technology, allowing us to roughly keep base with our benchmark. Laggards in the fiscal period included Digital Turbine, Inc. and Identiv, Inc., as well as a few healthcare holdings that had trouble meeting prior sales forecasts, leading to significant declines. Tela Bio, Inc., down almost 70% in the fiscal period, had a strong track record prior to this year in becoming a player in the market for natural tissue repair, competing successfully against larger companies with synthetic products that surgeons are becoming more wary to use. A salesforce restructuring to assist the company with future growth led to a few bumps, however, and the company needs to show they are back on a sustainable growth trajectory to reach sustained cash flow profitability. The other laggard, the spine surgery product company Alphatec Holdings, Inc., was down more than 57% in the fiscal period. Execution issues were the main culprit, as Alphatec Holdings, Inc. also had some growing pains, including inventory issues that pushed out growth into the future. While the company has showed some modest positive EBITDA in recent quarters, cash flow remains significantly negative, and with a fair amount of debt on its balance sheet and in an unforgiving market for small companies, Alphatec Holdings, Inc. also needs to prove it can grow fast and be profitable. We like management and the ultimate opportunity in both companies and believe patience will be rewarded in both situations.
Jacob Small Cap Growth Fund	PAGE 1	TSR-AR-469785505

In addition to Impinj, Inc., there were two healthcare names that were the standouts in the fiscal period, CareDx, Inc. and Harrow Health, Inc., each up 230% and 166% respectively. CareDx, Inc., the organ transplant company, did an excellent job navigating a difficult reimbursement environment and significantly outperformed analyst estimates. To top it off, Medicare later in the year backed away from some of the more stringent restrictions surrounding the company’s core testing business and gave CareDx, Inc. a much clearer path for the resumption of growth in this market. Harrow Health, Inc., a longtime holding for the Fund, started to reap some rewards from some of its previous ophthalmology drug acquisitions. Its evolution from a drug compounder to purveyor of FDA approved products is showing some meaningful success and investors are starting to take notice. A handful of other healthcare names, such as Celcuity, Inc., Codexis, Inc. and Krystal Biotech, Inc., up 67%, 66% and 56% respectively, all showed either clinical progress and/or new partnerships that led to strong share price performance.
In terms of looking ahead, we remain on the lookout for high-quality, high-growth names that have been beaten down and/ or ignored by a market seemingly only interested in the safest and largest of companies. We have been heartened recently as we are finally seeing signs of a broadening of interest in small caps that has been virtually non-existent for several years. We continue to see many opportunities to invest in attractive, early-stage companies with bright futures, still trading at valuations that do not reflect their business prospects. As always, we believe that staying true to our investment philosophy and process is key to obtaining the best possible long-term returns for our shareholders.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	15.80	2.09	3.56
S&P 500 TR	27.14	15.92	12.98
Russell 2000 Growth Total Return	17.67	8.35	8.21
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$7,005,327
Number of Holdings	37
Net Advisory Fee	$0
Portfolio Turnover	54%
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
Jacob Small Cap Growth Fund	PAGE 2	TSR-AR-469785505

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Harrow, Inc.	8.9%
CareDx, Inc.	8.5%
Doximity, Inc.	5.8%
First American Government Obligations Fund	5.6%
Inspired Entertainment, Inc.	5.1%
Cantaloupe, Inc.	4.9%
Thunderbird Entertainment Group, Inc.	4.9%
Zillow Group, Inc.	4.7%
Heron Therapeutics, Inc.	4.0%
OptimizeRx Corp.	3.7%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Small Cap Growth Fund	PAGE 3	TSR-AR-469785505

Jacob Discovery Fund
Investor Class | JMCGX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$237	2.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the S&P 500 TR and Russell Microcap Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
At the start of the fiscal year, we experienced a steep decline in equities as investors became increasingly concerned about the economy, while an inflation-vigilant Federal Reserve (the “Fed”) maintained its restrictive rate posture. By the end of October, however, the Fed acknowledged publicly that its next move on interest rates would likely be a reduction, with a lowering of the Fed funds rate sometime in 2024. This acknowledgement sparked a strong relief rally in markets to end 2023, and after a brief pause in January, they have resumed their climb at an uneven pace. This resilience – in the markets and in the broader economy - has been especially impressive given the restrictive nature of the current interest rate policy and the hesitation for quicker action. Most of the strength in the equity markets remains with the largest companies in the major indices, with smaller cap companies continuing to lag. With interest rate cuts now imminent, we believe we may be finally reaching a point where there is more sustained interest in small cap stocks as investors are willing to increase their risk profiles now that the Fed is on their side. As for the Funds, this leads us to continue our more aggressive posture towards a smaller cap bias across all our portfolios.

Top Contributors
↑	CareDx, Inc., Harrow Health, Inc., ReposiTrak, Inc.

Top Detractors
↓	Tela Bio, Inc., Identiv, Inc., Alphatec Holdings, Inc.
PERFORMANCE
The Jacob Discovery Fund – Investor Class was up 6.07% for the fiscal period ended August 31, 2024, while the Russell Microcap Growth Index was up 16.30%. The reasons for our underperformance aren’t entirely clear, although the fund was positioned a bit more cautiously, with the market’s smallest names having difficulty garnering investor interest.
The biggest outperformers in the fiscal period also mimicked the Small Cap Growth Fund, CareDx, Inc. and Harrow Health, Inc., up 230% and 166% respectively. CareDx, Inc., the organ transplant company, did an excellent job navigating a difficult reimbursement environment and significantly outperformed analyst estimates. To top it off, Medicare later in the year backed away from some of the more stringent restrictions surrounding the company’s core testing business and gave CareDx, Inc. a much clearer path for the resumption of growth in this market. Harrow Health, Inc., a longtime holding for the Fund, started to reap some rewards from some of its previous ophthalmology drug acquisitions. Its evolution from a drug compounder to purveyor of FDA approved products is showing some meaningful success and investors are starting to take notice. There were a couple other positive standouts in the fiscal period unique to the Discovery Fund.
ReposiTrak, Inc., up over 115% in the fiscal period, continues to take advantage of an upcoming federal regulation that will require grocers and supermarkets to keep close track of the perishable items they sell, forcing them to use software and services such as the ones the company offers. BM Technologies, Inc., up over 89% in the period, has been making progress growing its student banking offerings while successfully completing the transition to a more profitable banking
Jacob Discovery Fund	PAGE 1	TSR-AR-469785406

relationship, allowing it to generate much higher margins on deposits. Exiting its outsourced white label product will also lead to greater cash flow as well.
Tela Bio, Inc., Identiv, Inc. and Alphatec Holdings, Inc., were the worst performers in the period, down 70%, 59% and 58% respectively. Tela Bio, Inc. had a strong track record prior to this year in becoming a player in the market for natural tissue repair, competing successfully against larger companies with synthetic products that surgeons are becoming more wary to use. A salesforce restructuring to assist the company with future growth led to a few bumps, however, and the company needs to show they are back on a sustainable growth trajectory to reach sustained cash flow profitability.
Another laggard, Scynexis, Inc., was down over 58% in the period. Scynexis, Inc. had its main antifungal drug Brexafemme, the rights of which were sold to GSK in a meaningful 2023 transaction, taken off the market due to some cross-contamination issues in manufacturing. Resolving the issue has taken far longer than expected, and GSK forced Scynexis, Inc. to amend some of the terms of its deal, leading to less – but still significant – financial upside should the yeast infection drug make it back to the market. Perhaps more pertinent for the company’s longer-term financial viability remains the company’s next-generation antifungal, which is under development and should start clinical trial work by the end of 2024.
In terms of looking ahead, we remain on the lookout for high-quality, high-growth names that have been beaten down and/ or ignored by a market seemingly only interested in the safest and largest of companies. We have been heartened recently as we are finally seeing signs of a broadening of interest in small caps that has been virtually non-existent for several years. We continue to see many opportunities to invest in attractive, early-stage companies with bright futures, still trading at valuations that do not reflect their business prospects. As always, we believe that staying true to our investment philosophy and process is key to obtaining the best possible long-term returns for our shareholders.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class (without sales charge)	6.07	6.57	7.36
S&P 500 TR	27.14	15.92	12.98
Russell Microcap Growth Total Return	16.30	6.32	4.83
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Jacob Discovery Fund	PAGE 2	TSR-AR-469785406

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$15,660,348
Number of Holdings	44
Net Advisory Fee	$80,311
Portfolio Turnover	20%
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
First American Government Obligations Fund	13.3%
Thunderbird Entertainment Group, Inc.	5.9%
Harrow, Inc.	5.9%
Hudson Global, Inc.	5.6%
Cantaloupe, Inc.	5.4%
Powerfleet, Inc. NJ	5.1%
Inspired Entertainment, Inc.	4.9%
Solitario Resources Corp.	4.4%
BM Technologies, Inc.	4.3%
CareDx, Inc.	4.0%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Discovery Fund	PAGE 3	TSR-AR-469785406

Jacob Discovery Fund
Institutional Class | JMIGX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Jacob Discovery Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://jacobam.com/resources/reports/index.html. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$206	2.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the S&P 500 TR and Russell Microcap Growth Total Return.
WHAT FACTORS INFLUENCED PERFORMANCE
At the start of the fiscal year, we experienced a steep decline in equities as investors became increasingly concerned about the economy, while an inflation-vigilant Federal Reserve (the “Fed”) maintained its restrictive rate posture. By the end of October, however, the Fed acknowledged publicly that its next move on interest rates would likely be a reduction, with a lowering of the Fed funds rate sometime in 2024. This acknowledgement sparked a strong relief rally in markets to end 2023, and after a brief pause in January, they have resumed their climb at an uneven pace. This resilience – in the markets and in the broader economy - has been especially impressive given the restrictive nature of the current interest rate policy and the hesitation for quicker action. Most of the strength in the equity markets remains with the largest companies in the major indices, with smaller cap companies continuing to lag. With interest rate cuts now imminent, we believe we may be finally reaching a point where there is more sustained interest in small cap stocks as investors are willing to increase their risk profiles now that the Fed is on their side. As for the Funds, this leads us to continue our more aggressive posture towards a smaller cap bias across all our portfolios.

Top Contributors
↑	CareDx, Inc., Harrow Health, Inc., ReposiTrak, Inc.

Top Detractors
↓	Tela Bio, Inc., Identiv, Inc., Alphatec Holdings, Inc.
PERFORMANCE
The Jacob Discovery Fund – Institutional Class was up 6.42% for the fiscal period ended August 31, 2024, while the Russell Microcap Growth Index was up 16.30%. The reasons for our underperformance aren’t entirely clear, although the fund was positioned a bit more cautiously, with the market’s smallest names having difficulty garnering investor interest.
The biggest outperformers in the fiscal period also mimicked the Small Cap Growth Fund, CareDx, Inc. and Harrow Health, Inc., up 230% and 166% respectively. CareDx, Inc., the organ transplant company, did an excellent job navigating a difficult reimbursement environment and significantly outperformed analyst estimates. To top it off, Medicare later in the year backed away from some of the more stringent restrictions surrounding the company’s core testing business and gave CareDx, Inc. a much clearer path for the resumption of growth in this market. Harrow Health, Inc., a longtime holding for the Fund, started to reap some rewards from some of its previous ophthalmology drug acquisitions. Its evolution from a drug compounder to purveyor of FDA approved products is showing some meaningful success and investors are starting to take notice. There were a couple other positive standouts in the fiscal period unique to the Discovery Fund.
ReposiTrak, Inc., up over 115% in the fiscal period, continues to take advantage of an upcoming federal regulation that will require grocers and supermarkets to keep close track of the perishable items they sell, forcing them to use software and services such as the ones the company offers. BM Technologies, Inc., up over 89% in the period, has been making progress growing its student banking offerings while successfully completing the transition to a more profitable banking
Jacob Discovery Fund	PAGE 1	TSR-AR-469785307

relationship, allowing it to generate much higher margins on deposits. Exiting its outsourced white label product will also lead to greater cash flow as well.
Tela Bio, Inc., Identiv, Inc. and Alphatec Holdings, Inc., were the worst performers in the period, down 70%, 59% and 58% respectively. Tela Bio, Inc. had a strong track record prior to this year in becoming a player in the market for natural tissue repair, competing successfully against larger companies with synthetic products that surgeons are becoming more wary to use. A salesforce restructuring to assist the company with future growth led to a few bumps, however, and the company needs to show they are back on a sustainable growth trajectory to reach sustained cash flow profitability.
Another laggard, Scynexis, Inc., was down over 58% in the period. Scynexis, Inc. had its main antifungal drug Brexafemme, the rights of which were sold to GSK in a meaningful 2023 transaction, taken off the market due to some cross-contamination issues in manufacturing. Resolving the issue has taken far longer than expected, and GSK forced Scynexis, Inc. to amend some of the terms of its deal, leading to less – but still significant – financial upside should the yeast infection drug make it back to the market. Perhaps more pertinent for the company’s longer-term financial viability remains the company’s next-generation antifungal, which is under development and should start clinical trial work by the end of 2024.
In terms of looking ahead, we remain on the lookout for high-quality, high-growth names that have been beaten down and/ or ignored by a market seemingly only interested in the safest and largest of companies. We have been heartened recently as we are finally seeing signs of a broadening of interest in small caps that has been virtually non-existent for several years. We continue to see many opportunities to invest in attractive, early-stage companies with bright futures, still trading at valuations that do not reflect their business prospects. As always, we believe that staying true to our investment philosophy and process is key to obtaining the best possible long-term returns for our shareholders.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	6.42	6.86	7.65
S&P 500 TR	27.14	15.92	12.98
Russell Microcap Growth Total Return	16.30	6.32	4.83
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Jacob Discovery Fund	PAGE 2	TSR-AR-469785307

KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$15,660,348
Number of Holdings	44
Net Advisory Fee	$80,311
Portfolio Turnover	20%
Visit https://jacobam.com/resources/reports/index.html for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
First American Government Obligations Fund	13.3%
Thunderbird Entertainment Group, Inc.	5.9%
Harrow, Inc.	5.9%
Hudson Global, Inc.	5.6%
Cantaloupe, Inc.	5.4%
Powerfleet, Inc. NJ	5.1%
Inspired Entertainment, Inc.	4.9%
Solitario Resources Corp.	4.4%
BM Technologies, Inc.	4.3%
CareDx, Inc.	4.0%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobam.com/resources/reports/index.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Discovery Fund	PAGE 3	TSR-AR-469785307

Jacob Forward ETF
JFWD (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Jacob Forward ETF for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://jacobforwardetf.com/fund-materials. You can also request this information by contacting us at 1-424-237-2164.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Jacob Forward ETF	$84	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2024, the Fund underperformed its benchmark, the S&P 500 TR.
WHAT FACTORS INFLUENCED PERFORMANCE
At the start of the fiscal year, we experienced a steep decline in equities as investors became increasingly concerned about the economy, while an inflation-vigilant Federal Reserve (the “Fed”) maintained its restrictive rate posture. By the end of October, however, the Fed acknowledged publicly that its next move on interest rates would likely be a reduction, with a lowering of the Fed funds rate sometime in 2024. This acknowledgement sparked a strong relief rally in markets to end 2023, and after a brief pause in January, they have resumed their climb at an uneven pace. This resilience – in the markets and in the broader economy - has been especially impressive given the restrictive nature of the current interest rate policy and the hesitation for quicker action. Most of the strength in the equity markets remains with the largest companies in the major indices, with smaller cap companies continuing to lag. With interest rate cuts now imminent, we believe we may be finally reaching a point where there is more sustained interest in small cap stocks as investors are willing to increase their risk profiles now that the Fed is on their side. As for the Funds, this leads us to continue our more aggressive posture towards a smaller cap bias across all our portfolios.

Top Contributors
↑	CareDx, Inc., Harrow Health, Inc., Impinj, Inc.

Top Detractors
↓	Tela Bio, Inc., Digital Turbine, Inc., Identiv, Inc.
PERFORMANCE
The Jacob Forward ETF at market price was up 24.01% for the fiscal period ended August 31, 2024, while the S&P 500 Index rose 27.14%. This Fund, especially among the group, was best able to keep up with its benchmark given its diversity among both sectors and market caps.
In addition to Impinj, Inc., up 152% during the period, there were two healthcare names that were the standouts in the fiscal year, CareDx, Inc. and Harrow Health, Inc., each up 230% and 166% respectively. CareDx, Inc., the organ transplant company, did an excellent job navigating a difficult reimbursement environment and significantly outperformed analyst estimates. To top it off, Medicare later in the year backed away from some of the more stringent restrictions surrounding the company’s core testing business and gave CareDx, Inc. a much clearer path for the resumption of growth in this market. Harrow Health, Inc., a longtime holding for the Fund, started to reap some rewards from some of its previous ophthalmology drug acquisitions. Its evolution from a drug compounder to purveyor of FDA approved products is showing some meaningful success and investors are starting to take notice. A handful of other healthcare names, such as Celcuity, Inc., Codexis, Inc. and Krystal Biotech, Inc., up 67%, 66% and 56% respectively, all showed either clinical progress and/or new partnerships that led to strong share price performance.
Tela Bio, Inc., Digital Turbine, Inc. and Identiv, Inc. were the worst performers in the period, down 70%, 64% and 59% respectively. Tela Bio, Inc. had a strong track record prior to this year in becoming a player in the market for natural tissue repair, competing successfully against larger companies with synthetic products that surgeons are becoming more wary
Jacob Forward ETF	PAGE 1	TSR-AR-469785703

to use. A salesforce restructuring to assist the company with future growth led to a few bumps, however, and the company needs to show they are back on a sustainable growth trajectory to reach sustained cash flow profitability. Digital Turbine, Inc.’s sluggish advertising spending and delays in new product launches were the main reasons for the sluggish performance, and while we still believe there is value here, we have kept it a small size waiting for more signs of a recovery. Identiv, Inc., down over 59% in the fiscal period, sold a slower growing high-margin segment of its business for a cash price close to where the stock was trading. Unfortunately, the market was not enthused with the structure of the remaining business and punished the stock.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/13/2021)
Jacob Forward ETF NAV	24.20	-18.08
Jacob Forward ETF Market	24.01	-18.10
S&P 500 TR	27.14	10.23
Visit https://jacobforwardetf.com/fund-materials for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$2,240,457
Number of Holdings	37
Net Advisory Fee	$20,556
Portfolio Turnover	64%
30-Day SEC Yield	-0.53%
30-Day SEC Yield Unsubsidized	-0.53%
Visit https://jacobforwardetf.com/fund-materials for more recent performance information.
Jacob Forward ETF	PAGE 2	TSR-AR-469785703

WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Harrow, Inc.	9.3%
CareDx, Inc.	8.9%
Doximity, Inc.	5.3%
First American Government Obligations Fund	5.1%
MongoDB, Inc.	4.9%
Inspired Entertainment, Inc.	4.7%
DraftKings, Inc.	4.4%
Heron Therapeutics, Inc.	4.3%
Zillow Group, Inc.	4.2%
Block, Inc.	4.0%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://jacobforwardetf.com/fund-materials
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jacob Asset Management documents not be householded, please contact Jacob Asset Management at 1-424-237-2164, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jacob Asset Management or your financial intermediary.
Jacob Forward ETF	PAGE 3	TSR-AR-469785703

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant has posted its code of ethics on its Internet website: https://jacobam.com/resources/reports/index.html

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. William B. Fell is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2024	FYE 8/31/2023
(a) Audit Fees	$55,000	$52,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$10,000	$10,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre- approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2024	FYE 8/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2024	FYE 8/31/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) (a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: William B. Fell, Christopher V. Hajinian and Jeffrey I. Schwarzschild.

(b) Not applicable

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Jacob Funds
Jacob Internet Fund
Jacob Small Cap Growth Fund
Jacob Discovery Fund
Jacob Forward ETF
Core Financial Statements
August 31, 2024

Jacob Internet Fund
Schedule of Investments
August 31, 2024

	Shares	Value
COMMON STOCKS - 100.2%
Auto Dealers & Gasoline Stations - 4.0%
Autohome, Inc. - ADR	31,600	$795,056
TrueCar, Inc.(a)	323,000	969,000
		1,764,056
Business Services - 13.5%
comScore, Inc.(a)	83,750	600,488
Digital Turbine, Inc.(a)	389,246	1,253,372
OptimizeRx Corp.(a)	224,275	1,863,725
Phreesia, Inc.(a)	61,000	1,568,310
Zhihu, Inc. - ADR(a)	220,000	728,200
		6,014,095
Calculating and Accounting Machines (No Electronic Computers) - 5.4%
Cantaloupe, Inc.(a)	344,200	2,381,864
Communications Equipment - 6.4%
Powerfleet, Inc.(a)	571,918	2,853,871
Computer Communications Equipment - 2.1%
Lantronix, Inc.(a)	255,600	917,604
Computer Peripheral Equipment - 2.5%
Identiv, Inc.(a)	326,726	1,094,532
Computer Processing & Data Preparation - 10.8%
Doximity, Inc. - Class A(a)	78,100	2,872,518
HUYA, Inc. - ADR	160,800	670,536
Nextdoor Holdings, Inc.(a)	506,100	1,265,250
		4,808,304
Computer Programming Services - 1.1%
Twilio, Inc. - Class A(a)	8,000	502,080
Computer Programming, Data Processing, Etc. - 17.1%
Braze, Inc. - Class A(a)	36,650	1,641,187
Cloudflare, Inc. - Class A(a)	24,000	1,971,360
Confluent, Inc. - Class A(a)	57,500	1,220,150
MongoDB, Inc.(a)	9,477	2,755,817
		7,588,514
Finance Services - 7.2%
Block, Inc.(a)	34,600	2,286,368
SoFi Technologies, Inc.(a)	116,800	933,232
		3,219,600
Miscellaneous Amusement & Recreation - 12.8%
DraftKings, Inc. - Class A(a)	72,600	2,504,700
Flutter Entertainment PLC(a)	2,800	594,748
Inspired Entertainment, Inc.(a)	290,043	2,619,088
		5,718,536
Patent Owners & Lessors - 1.8%
Immersion Corp.	82,911	779,363

	Shares	Value
Personal Services - 2.2%
WM Technology, Inc.(a)	1,006,662	$995,991
Real Estate - 9.2%
Porch Group, Inc.(a)(b)	1,218,900	1,755,216
Zillow Group, Inc. - Class C(a)	42,475	2,348,868
		4,104,084
Semiconductors & Related Devices - 2.3%
Atomera, Inc.(a)(b)	167,100	449,499
Impinj, Inc.(a)	3,390	569,859
		1,019,358
State Commercial Banks - 1.8%
BM Technologies, Inc.(a)	271,128	821,681
TOTAL COMMON STOCKS (Cost $42,115,935)		44,583,533
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 5.22%(c)	120,071	120,071
TOTAL MONEY MARKET FUNDS (Cost $120,071)		120,071
COLLATERAL FOR SECURITIES ON LOAN – 1.5%
First American Government Obligations Fund - Class X, 5.22%(c)(d)	687,041	687,041
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Cost $687,041)		687,041
TOTAL INVESTMENTS - 102.0% (Cost $42,923,047)		$45,390,645
Liabilities in Excess of Other Assets - (2.0)%		(874,786)
TOTAL NET ASSETS - 100.0%		$44,515,859

Percentages are stated as a percent of net assets.
Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $631,167 which represented 1.4% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(d)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of August 31, 2024 is $687,041 which represented 1.5% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Jacob Small Cap Growth Fund
Schedule of Investments
August 31, 2024

	Shares	Value
COMMON STOCKS - 100.4%
Auto Dealers & Gasoline Stations - 1.6%
Autohome, Inc. - ADR	4,400	$ 110,704
Biological Products (No Diagnostic Substances) - 6.2%
Beam Therapeutics, Inc.(a)	2,600	69,368
CRISPR Therapeutics AG(a)	1,000	47,720
Krystal Biotech, Inc.(a)	972	189,657
Precision BioSciences, Inc.(a)	11,557	125,740
		432,485
Business Services - 10.3%
Digital Turbine, Inc.(a)	49,447	159,219
OptimizeRx Corp.(a)	31,335	260,394
Phreesia, Inc.(a)	8,100	208,251
Zhihu, Inc. - ADR(a)	29,000	95,990
		723,854
Calculating and Accounting Machines (No Electronic Computers) - 4.9%
Cantaloupe, Inc.(a)	49,569	343,018
Computer Peripheral Equipment - 2.1%
Identiv, Inc.(a)	43,800	146,730
Computer Processing & Data Preparation - 9.5%
Doximity, Inc. - Class A(a)	11,000	404,580
HUYA, Inc. - ADR	21,000	87,570
Nextdoor Holdings, Inc.(a)	68,400	171,000
		663,150
Computer Programming, Data Processing, Etc. - 5.6%
Braze, Inc. - Class A(a)	5,000	223,900
Confluent, Inc. - Class A(a)	8,000	169,760
		393,660
Finance Services - 1.7%
SoFi Technologies, Inc.(a)	15,400	123,046
Industrial Organic Chemicals - 1.9%
Codexis, Inc.(a)	46,046	133,073
Medical Laboratories - 9.4%
CareDx, Inc.(a)	19,417	596,684
Celcuity, Inc.(a)	3,800	60,648
		657,332
Miscellaneous Amusement & Recreation - 5.1%
Inspired Entertainment, Inc.(a)	39,592	357,516
Motion Picture & Video Tape Production - 4.9%
Thunderbird Entertainment Group, Inc.(a)	230,000	341,550

	Shares	Value
Patent Owners & Lessors - 1.6%
Immersion Corp.	11,791	$110,835
Personal Services - 1.9%
WM Technology, Inc.(a)	135,081	133,649
Pharmaceutical Preparations - 19.3%
Arcturus Therapeutics Holdings, Inc.(a)	2,280	48,108
Cartesian Therapeutics, Inc.(a)(b)	4,200	58,632
Esperion Therapeutics, Inc.(a)(b)	139,000	254,370
Harrow Health, Inc.(a)	15,414	623,650
Heron Therapeutics, Inc.(a)	145,097	280,037
Ideaya Biosciences, Inc.(a)	2,149	84,886
		1,349,683
Real Estate - 8.3%
Porch Group, Inc.(a)	173,789	250,256
Zillow Group, Inc. - Class C(a)	5,950	329,035
		579,291
Semiconductors & Related Devices - 1.0%
Impinj, Inc.(a)	434	72,955
Surgical & Medical Instruments & Apparatus - 5.1%
Alphatec Holdings, Inc.(a)	30,063	207,435
Tela Bio, Inc.(a)(b)	53,200	154,280
		361,715
TOTAL COMMON STOCKS (Cost $6,374,558)		7,034,246
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 5.22%(c)	7,991	7,991
TOTAL MONEY MARKET FUNDS (Cost $7,991)		7,991
COLLATERAL FOR SECURITIES ON LOAN – 5.5%
First American Government Obligations Fund - Class X, 5.22%(c)(d)	383,282	383,282
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Cost $383,282)		383,282
TOTAL INVESTMENTS - 106.0% (Cost $6,765,831)		$7,425,519
Liabilities in Excess of Other Assets - (6.0)%		(420,192)
TOTAL NET ASSETS - 100.0%		$7,005,327

The accompanying notes are an integral part of these financial statements.

2

Jacob Small Cap Growth Fund
Schedule of Investments
August 31, 2024(Continued)
Percentages are stated as a percent of net assets.
Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $358,945 which represented 5.1% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(d)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of August 31, 2024 is $383,282 which represented 5.5% of net assets.
The accompanying notes are an integral part of these financial statements.

3

Jacob Discovery Fund
Schedule of Investments
August 31, 2024

	Shares	Value
COMMON STOCKS - 98.6%
Advertising - 1.5%
IZEA Worldwide, Inc.(a)	109,650	$ 241,230
Auto Dealers & Gasoline Stations - 1.8%
TrueCar, Inc.(a)	96,000	288,000
Biological Products (No Diagnostic Substances) - 1.4%
Precision BioSciences, Inc.(a)	20,089	218,568
Business Services - 7.2%
comScore, Inc.(a)	40,305	288,987
OptimizeRx Corp.(a)	67,654	562,205
Zhihu, Inc. - ADR(a)	82,366	272,631
		1,123,823
Calculating and Accounting Machines (No Electronic Computers) - 5.4%
Cantaloupe, Inc.(a)	123,325	853,409
Communications Equipment - 5.1%
Powerfleet, Inc.(a)	161,121	803,994
Computer Communications Equipment - 0.7%
Lantronix, Inc.(a)	31,679	113,728
Computer Peripheral Equipment - 2.2%
Identiv, Inc.(a)	104,555	350,259
Computer Processing & Data Preparation - 7.4%
DouYu International Holdings Ltd. - ADR(b)	14,000	263,760
HUYA, Inc. - ADR	38,000	158,460
Nextdoor Holdings, Inc.(a)	59,000	147,500
ReposiTrak, Inc.(b)	30,512	593,458
		1,163,178
Consumer Credit Reporting, Collection Agencies - 0.9%
CreditRiskMonitor.com, Inc.(a)	66,200	148,619
Functions Related to Depository Banking - 3.7%
Usio, Inc.(a)	389,100	583,650
Gold and Silver Ores - 4.4%
Solitario Zinc Corp.(a)	829,300	684,173
Help Supply Services - 5.6%
Hudson Global, Inc.(a)	47,954	873,242
Industrial Organic Chemicals - 1.3%
Codexis, Inc.(a)	68,875	199,049

	Shares	Value
Medical Laboratories - 6.9%
CareDx, Inc.(a)	20,300	$623,819
Celcuity, Inc.(a)	28,709	458,196
		1,082,015
Metal Mining - 1.6%
Western Copper & Gold Corp.(a)	214,950	247,193
Mining & Quarrying of Nonmetallic Mineral (No Fuels) - 1.1%
Azimut Exploration, Inc.(a)	463,480	174,083
Miscellaneous Amusement & Recreation - 4.9%
Inspired Entertainment, Inc.(a)	84,336	761,554
Motion Picture & Video Tape Production - 5.9%
Thunderbird Entertainment Group, Inc.(a)	625,135	928,325
Patent Owners & Lessors - 0.9%
Immersion Corp.	14,182	133,311
Personal Services - 1.5%
WM Technology, Inc.(a)	241,788	239,225
Pharmaceutical Preparations - 15.7%
Arcturus Therapeutics Holdings, Inc.(a)	4,370	92,207
Cartesian Therapeutics, Inc.(a)(b)	7,000	97,720
DiaMedica Therapeutics, Inc.(a)	122,730	482,329
Esperion Therapeutics, Inc.(a)(b)	200,000	366,000
Harrow Health, Inc.(a)	22,706	918,685
Heron Therapeutics, Inc.(a)	92,960	179,413
Ideaya Biosciences, Inc.(a)	4,335	171,232
SCYNEXIS, Inc.(a)	100,000	146,000
		2,453,586
Real Estate - 1.0%
Porch Group, Inc.(a)	105,550	151,992
Semiconductors & Related Devices - 1.1%
Atomera, Inc.(a)(b)	63,300	170,277
State Commercial Banks - 4.3%
BM Technologies, Inc.(a)	223,000	675,824
Surgical & Medical Instruments & Apparatus - 5.1%
Alphatec Holdings, Inc.(a)	40,200	277,380
Cerus Corporation(a)	50,000	113,000
Tela Bio, Inc.(a)(b)	139,775	405,347
		795,727
TOTAL COMMON STOCKS (Cost $20,288,937)		15,458,034

The accompanying notes are an integral part of these financial statements.

4

Jacob Discovery Fund
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
PREFERRED STOCKS - 0.1%
Advertising Agencies - 0.1%
SRAX, Inc. 0.00%,(c)	368,541	$10,577
TOTAL PREFERRED STOCKS (Cost $18,017)		10,577
MONEY MARKET FUNDS - 1.6%
First American Government Obligations Fund - Class X, 5.22%(d)	251,353	251,353
TOTAL MONEY MARKET FUNDS (Cost $251,353)		251,353
COLLATERAL FOR SECURITIES ON LOAN – 11.7%
First American Government Obligations Fund - Class X, 5.22%(d)(e)	1,822,195	1,822,195
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Cost $1,822,195)		1,822,195
TOTAL INVESTMENTS - 112.0% (Cost $22,380,502)		$17,542,159
Liabilities in Excess of Other Assets - (12.0)%		(1,881,811)
TOTAL NET ASSETS - 100.0%		$15,660,348

Percentages are stated as a percent of net assets.
Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $1,747,727 which represented 11.2% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $10,577 or 0.1% of net assets as of August 31, 2024.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of August 31, 2024 is $1,822,195 which represented 11.7% of net assets.
The accompanying notes are an integral part of these financial statements.

5

Jacob Forward ETF
Schedule of Investments
August 31, 2024

	Shares	Value
COMMON STOCKS - 99.9%
Auto Dealers & Gasoline Stations - 1.3%
Autohome, Inc. - ADR	1,125	$ 28,305
Biological Products (No Diagnostic Substances) - 4.7%
Beam Therapeutics, Inc.(a)	882	23,532
CRISPR Therapeutics AG(a)	356	16,988
Krystal Biotech, Inc.(a)	335	65,365
		105,885
Business Services - 8.0%
Digital Turbine, Inc.(a)	13,860	44,629
OptimizeRx Corp.(a)	9,052	75,222
Phreesia, Inc.(a)	2,339	60,136
		179,987
Computer Peripheral Equipment - 0.7%
Identiv, Inc.(a)	4,601	15,413
Computer Processing & Data Preparation - 8.6%
Doximity, Inc. - Class A(a)	3,236	119,020
HUYA, Inc. - ADR	6,081	25,358
Nextdoor Holdings, Inc.(a)	19,215	48,037
		192,415
Computer Programming, Data Processing, Etc. - 13.3%
Braze, Inc. - Class A(a)	1,478	66,185
Cloudflare, Inc. - Class A(a)	892	73,269
Confluent, Inc. - Class A(a)	2,305	48,912
MongoDB, Inc.(a)	376	109,337
		297,703
Finance Services - 5.5%
Block, Inc.(a)	1,361	89,935
SoFi Technologies, Inc.(a)	4,146	33,126
		123,061
Industrial Organic Chemicals - 2.1%
Codexis, Inc.(a)	16,150	46,674
Medical Laboratories - 9.9%
CareDx, Inc.(a)	6,510	200,052
Celcuity, Inc.(a)	1,322	21,099
		221,151
Miscellaneous Amusement & Recreation - 10.3%
DraftKings, Inc. - Class A(a)	2,883	99,463
Flutter Entertainment PLC(a)	121	25,702
Inspired Entertainment, Inc.(a)	11,671	105,389
		230,554
Patent Owners & Lessors - 1.4%
Immersion Corp.	3,402	31,979

	Shares	Value
Pharmaceutical Preparations - 20.4%
Arcturus Therapeutics Holdings, Inc.(a)	730	$15,403
Cartesian Therapeutics, Inc.(a)(b)	1,440	20,102
Esperion Therapeutics, Inc.(a)(b)	46,435	84,976
Harrow, Inc.(a)	5,175	209,381
Heron Therapeutics, Inc.(a)	49,355	95,255
Ideaya Biosciences, Inc.(a)	799	31,561
		456,678
Real Estate - 7.3%
Porch Group, Inc.(a)	48,590	69,970
Zillow Group, Inc. - Class C(a)	1,693	93,623
		163,593
Semiconductors & Related Devices - 0.9%
Impinj, Inc.(a)	126	21,181
Surgical & Medical Instruments & Apparatus - 5.5%
Alphatec Holdings, Inc.(a)	10,349	71,408
Tela Bio, Inc.(a)(b)	18,144	52,618
		124,026
TOTAL COMMON STOCKS (Cost $2,903,602)		2,238,605
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 5.22%(c)	2,359	2,359
TOTAL MONEY MARKET FUNDS (Cost $2,359)		2,359
COLLATERAL FOR SECURITIES ON LOAN – 5.0%
First American Government Obligations Fund - Class X, 5.22%(c)(d)	111,314	111,314
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Cost $111,314)		111,314
TOTAL INVESTMENTS - 105.0% (Cost $3,017,275)		$2,352,278
Liabilities in Excess of Other Assets - (5.0)%		(111,821)
TOTAL NET ASSETS - 100.0%		$2,240,457

Percentages are stated as a percent of net assets.
Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

6

Jacob Forward ETF
Schedule of Investments
August 31, 2024
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $104,528 which represented 4.7% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(d)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of August 31, 2024 is $111,314 which represented 5.0% of net assets.
The accompanying notes are an integral part of these financial statements.

7

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2024

	Jacob Internet Fund	Jacob Small Cap Growth Fund	Jacob Discovery Fund
Assets:
Investments, at value (cost $42,923,047, $6,765,831 and $22,380,502, respectively)	$45,390,645*	$7,425,519*	$17,542,159*
Receivable for capital shares sold	710	—	161
Receivable for securities lending	1,413	349	2,161
Dividend and interest receivable	932	108	1,093
Prepaid expenses and other assets	15,953	10,013	11,624
Total assets	45,409,653	7,435,989	17,557,198
Liabilities:
Collateral on securities loaned	687,041	383,282	1,822,195
Payable for capital shares repurchased	46,554	—	2,498
Payable for investment adviser fees	45,983	—	7,315
Payable for distribution and shareholder servicing expenses-Investor Class	9,197	577	1,562
Accrued accounting fees	4,929	5,952	5,970
Accrued administration fees	11,710	8,025	8,745
Accrued audit fees	15,500	15,500	15,500
Accrued directors fees	16,967	2,553	6,056
Accrued legal fees	17,379	2,534	7,036
Accrued transfer agent fees	18,110	8,055	9,769
Accrued expenses and other liabilities	20,424	4,184	10,204
Total liabilities	893,794	430,662	1,896,850
Net Assets	$44,515,859	$7,005,327	$15,660,348
Net Assets Consist of:
Capital stock	$54,816,201	$8,508,629	$44,591,239
Total accumulated losses	(10,300,342)	(1,503,302)	(28,930,891)
Total net assets	$44,515,859	$7,005,327	$15,660,348
Institutional Class
Net assets	$—	$4,203,695	$8,310,173
Shares outstanding(1)	—	217,253	338,638
Net asset value, redemption price and offering price per share(2)	$—(3)	$19.35	$24.54
Investor Class
Net assets	$44,515,859	$2,801,632	$7,350,175
Shares outstanding(1)	9,507,937	150,877	333,912
Net asset value, redemption price and offering price per share(2)	$4.68	$18.57	$22.01

*	Includes loaned securities with market value totaling $631,167, $358,945 and $1,747,727 for the Jacob Internet Fund, Jacob Small Cap Growth Fund and Jacob Discovery Fund, respectively.
(1)	20 billion shares of $0.001 par value authorized for the Trust.
(2)	Redemption of shares held less than 30 days may be charged a 2% redemption fee. See Note 3.
(3)	The Jacob Internet Fund Institutional Class shares liquidated on November 17, 2023.
The accompanying notes are an integral part of these financial statements.

8

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2024(Continued)

Jacob Forward ETF
Assets:
Investments, at value (cost $3,017,275)	$2,352,278*
Dividend and interest receivable	13
Receivable for Securities Lending	124
Total assets	2,352,415
Liabilities:
Collateral on securities loaned	111,314
Payable for investment adviser fees	644
Total liabilities	111,958
Net Assets	$2,240,457
Net Assets Consist of:
Capital stock	$5,808,226
Total accmulated losses	(3,567,769)
Total net assets	$2,240,457
Net Asset Value
Net Assets	$2,240,457
Shares outstanding(1)	210,000
Net asset value, redemption price and offering price per share(2)	$10.67

*	Includes loaned securities with market value totaling $104,528.
(1)	20 billion shares of $0.001 par value authorized for the Trust.
(2)	Redemption of shares may be charged for a redemption fee by the Fund. See Note 3.
The accompanying notes are an integral part of these financial statements.

9

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2024

	Jacob Internet Fund	Jacob Small Cap Growth Fund	Jacob Discovery Fund
INVESTMENT INCOME:
Dividend income	$240,775	$29,150	$159,189
Interest income	13,388	1,976	18,691
Securities lending income	37,473	2,372	39,608
Total Investment Income	291,636	33,498	217,488
EXPENSES:
Investment adviser fees	609,229	56,241	197,816
Distribution and shareholder servicing expenses-Investor Class (See Note 7)	170,580	10,362	32,883
Administration fees	86,978	52,566	60,860
Fund accounting fees	31,389	35,737	35,863
Transfer agent fees	118,446	47,444	60,493
Custody fees	7,289	6,681	7,258
Federal and state registration	31,010	32,831	33,902
Insurance expense	6,224	938	3,300
Audit fees	15,500	15,500	15,500
Legal fees	84,266	11,602	30,536
Printing and mailing of reports to shareholders	26,612	3,606	10,157
Directors’ fees	63,845	9,225	21,322
Miscellaneous expenses	5,327	2,928	4,882
Total Expenses	1,256,695	285,661	514,772
Expense Waiver (See Note 6)	—	(56,241)	(117,505)
Distribution and Shareholder Servicing Expense Waiver (See Note 7)	(48,737)	(2,961)	(9,395)
Net Expenses	1,207,958	226,459	387,872
Net Investment Loss	(916,322)	(192,961)	(170,384)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on:
Investments	437,324	678,937	(3,383,644)
Foreign Currency Transactions	—	(179)	(45)
Change in net unrealized appreciation (depreciation) on investments	4,701,977	509,677	4,405,828
Net realized and unrealized gain on investments	5,139,301	1,188,435	1,022,139
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,222,979	$995,474	$851,755

The accompanying notes are an integral part of these financial statements.

10

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2024(Continued)

Jacob Forward ETF
INVESTMENT INCOME:
Dividend income	$11,446
Interest income	124
Securities lending income	851
Total Investment Income	12,421
EXPENSES:
Investment adviser fees	20,556
Net Expenses	20,556
Net Investment Loss	(8,135)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(401,633)
In-kind redemptions	280,111
Change in net unrealized appreciation (depreciation) on investments	654,064
Net realized and unrealized gain on investments	532,542
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$524,407

The accompanying notes are an integral part of these financial statements.

11

JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2024	2023
OPERATIONS:
Net investment loss	$(916,322)	$(1,090,923)
Net realized gain (loss) on investment transactions	437,324	(9,833,400)
Change in net unrealized appreciation (depreciation) on investments	4,701,977	3,978,901
Net increase (decrease) in net assets resulting from operations	4,222,979	(6,945,422)
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
Proceeds from shares sold	1,712,190	1,342,164
Cost of shares redeemed	(10,963,872)	(8,091,604)
Redemption fees	4,918	5,207
Net decrease in net assets resulting from capital share transactions	(9,246,764)	(6,744,233)
Net decrease in net assets	(5,023,785)	(13,689,655)
NET ASSETS:
Beginning of year	49,539,644	63,229,299
End of year	$44,515,859	$49,539,644

The accompanying notes are an integral part of these financial statements.

12

JACOB SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2024	2023
OPERATIONS:
Net investment loss	$(192,961)	$(200,746)
Net realized gain (loss) on investment transactions
Investments	678,937	(1,336,688)
Foreign currency transactions	(179)	—
Change in net unrealized appreciation (depreciation) on investments	509,677	1,249,457
Net increase (decrease) in net assets resulting from operations	995,474	(287,977)
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
Proceeds from shares sold	575,021	109,455
Cost of shares redeemed	(1,817,303)	(1,118,319)
Redemption fees	3,921	140
Net decrease in net assets resulting from capital share transactions	(1,238,361)	(1,008,724)
Net Increase (Decrease) in Net Assets	(242,887)	(1,296,701)
NET ASSETS:
Beginning of year	7,248,214	8,544,915
End of year	$7,005,327	$7,248,214

The accompanying notes are an integral part of these financial statements.

13

JACOB DISCOVERY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2024	2023
OPERATIONS:
Net investment loss	$(170,384)	$(523,247)
Net realized gain (loss) on:
Investments	(3,383,644)	(6,780,618)
Foreign currency transactions	(45)	34
Change in net unrealized appreciation (depreciation) on investments	4,405,828	5,310,117
Net increase (decrease) in net assets resulting from operations	851,755	(1,993,714)
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
Proceeds from shares sold	596,730	5,170,016
Cost of shares redeemed	(8,071,371)	(16,069,451)
Redemption fees	127	4,772
Net decrease in net assets resulting from capital share transactions	(7,474,514)	(10,894,663)
Net Decrease in Net Assets	(6,622,759)	(12,888,377)
NET ASSETS:
Beginning of year	22,283,107	35,171,484
End of year	$15,660,348	$22,283,107

The accompanying notes are an integral part of these financial statements.

14

JACOB FORWARD ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2024	2023
OPERATIONS:
Net investment loss	$(8,135)	$(16,214)
Net realized gain (loss) on:
Investments	(401,633)	(1,721,895)
In-kind redemptions	280,111	77,369
Change in net unrealized appreciation (depreciation) on investments	654,064	1,401,376
Net increase (decrease) in net assets resulting from operations	524,407	(259,364)
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
Proceeds from shares sold	106,399	174,810
Cost of shares redeemed	(1,225,082)	(496,908)
Net decrease in net assets resulting from capital share transactions	(1,118,683)	(322,098)
Net Decrease in Net Assets	(594,276)	(581,462)
NET ASSETS:
Beginning of year	2,834,733	3,416,195
End of year	$2,240,457	$2,834,733

The accompanying notes are an integral part of these financial statements.

15

JACOB INTERNET FUND - INVESTOR CLASS
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$4.30	$4.84	$10.63	$7.18	$5.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.09)	(0.09)	(0.16)	(0.19)	(0.12)
Net realized and unrealized gain (loss) on investment transactions	0.47	(0.45)	(5.34)	4.81	2.65
Total from investment operations	0.38	(0.54)	(5.50)	4.62	2.53
Less distributions from net realized gains	—	—	(0.29)	(1.19)	(0.57)
Paid in capital from redemption fees(2)	0.00(3)	0.00(3)	0.00(3)	0.02	0.00(3)
Net asset value, end of year	$4.68	$4.30	$4.84	$10.63	$7.18
Total return	8.84%	-11.16%	-53.13%	71.34%	55.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$44,516	$49,535	$63,096	$170,119	$69,126
Ratio of Gross operating expenses (prior to waivers) to average net assets	2.58%	2.54%	2.12%	2.03%	2.60%
Ratio of net operating expenses (after waivers) to average net assets(4)	2.48%	2.44%	2.02%	1.93%	2.50%
Ratio of net investment loss (prior to waivers) to average net assets	(1.98)%	(2.18)%	(2.11)%	(1.98)%	(2.52)%
Ratio of net investment loss (after waivers) to average net assets(4)	(1.88)%	(2.08)%	(2.01)%	(1.88)%	(2.42)%
Portfolio turnover rate	42%	45%	42%	44%	52%

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.
(3)	Less than $0.01 per share.
(4)
Through January 5, 2025, the Adviser has contractually agreed to waive its advisory fee in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s gross operating expense ratio exceeds 2.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses. The Fund has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may pay Plan related expenses up to 0.35% of average daily net assets on an annual basis. The Adviser has agreed to waive 0.10% of the 0.35% Plan fee.

The accompanying notes are an integral part of these financial statements.

16

JACOB SMALL CAP GROWTH FUND - INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$16.71	$17.29	$43.52	$30.80	$23.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.46)	(0.41)	(0.52)	(0.68)	(0.42)
Net realized and unrealized gain (loss) on investment transactions	3.10	(0.17)	(20.09)	18.37	7.98
Total from investment operations	2.64	(0.58)	(20.61)	17.69	7.56
Less distributions from net realized gains	—	—	(5.62)	(5.02)	(0.67)
Paid in capital from redemption fees(2)	0.00(3)	0.00(3)	0.00(3)	0.05	0.00(3)
Net asset value, end of year	$19.35	$16.71	$17.29	$43.52	$30.80
Total return	15.80%	-3.35%	-53.74%	62.04%	32.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$4,204	$4,261	$5,057	$12,782	$12,799
Ratio of gross operating expenses (prior to waiver) to average net assets	3.92%	3.63%	2.46%	1.84%	2.56%
Ratio of net operating expenses (after waiver) to average net assets(4)	3.12%	2.83%	1.95%	1.74%	1.95%
Ratio of net investment loss (prior to waiver) to average net assets	(3.45)%	(3.23)%	(2.37)%	(1.80)%	(2.32)%
Ratio of net investment loss (after waiver) to average net assets(4)	(2.65)%	(2.43)%	(1.86)%	(1.70)%	(1.71)%
Portfolio turnover rate	54%	64%	45%	71%	89%

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.
(3)	Less than $0.01 per share.
(4)
Through January 5, 2025, the Adviser has contractually agreed, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 1.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

The accompanying notes are an integral part of these financial statements.

17

JACOB SMALL CAP GROWTH FUND - INVESTOR CLASS
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$16.08	$16.68	$42.33	$30.14	$23.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.48)	(0.44)	(0.61)	(0.76)	(0.49)
Net realized and unrealized gain (loss) on investment transactions	2.97	(0.16)	(19.42)	17.92	7.82
Total from investment operations	2.49	(0.60)	(20.03)	17.16	7.33
Less distributions from net realized gains	—	—	(5.62)	(5.02)	(0.67)
Paid in capital from redemption fees(2)	0.00(3)	0.00(3)	0.00(3)	0.05	0.00(3)
Net asset value, end of year	$18.57	$16.08	$16.68	$42.33	$30.14
Total return	15.49%	-3.60%	-53.90%	61.60%	31.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,802	$2,987	$3,488	$17,384	$5,037
Ratio of gross operating expenses (prior to waiver) to average net assets	4.26%	3.88%	2.70%	2.07%	2.91%
Ratio of net operating expenses (after waiver) to average net assets(4)	3.36%	3.08%	2.25%	1.93%	2.25%
Ratio of net investment loss (prior to waiver) to average net assets	(3.78)%	(3.47)%	(2.62)%	(2.03)%	(2.67)%
Ratio of net investment loss (after waiver) to average net assets(4)	(2.88)%	(2.67)%	(2.17)%	(1.89)%	(2.01)%
Portfolio turnover rate	54%	64%	45%	71%	89%

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.
(3)	Less than $0.01 per share.
(4)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 5, 2025, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.25%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses. The Fund has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may pay Plan related expenses up to 0.35% of average daily net assets on an annual basis. The Adviser has agreed to waive 0.10% of the 0.35% Plan fee.

The accompanying notes are an integral part of these financial statements.

18

JACOB DISCOVERY FUND - INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$23.06	$24.48	$45.90	$27.00	$19.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.16)	(0.40)	(0.61)	(0.65)	(0.35)
Net realized and unrealized gain (loss) on investment transactions	1.64	(1.02)	(19.91)	21.69	8.09
Total from investment operations	1.48	(1.42)	(20.52)	21.04	7.74
Less distributions from net investment income	—	—	(0.18)	—	—
Less distributions from net realized gains	—	—	(0.73)	(2.24)	—
Paid in capital from redemption fees(2)	0.00(3)	0.00(3)	0.01	0.10	0.00(3)
Net asset value, end of year	$24.54	$23.06	$24.48	$45.90	$27.00
Total return	6.42%	-5.80%	-45.51%	82.06%	40.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$8,310	$10,013	$13,274	$30,536	$13,249
Ratio of gross operating expenses (prior to waiver) to average net assets	2.68%	2.30%	1.80%	1.74%	2.90%
Ratio of net operating expenses (after waiver) to average net assets(4)	2.00%	2.00%	1.80%	1.67%	2.00%
Ratio of net investment loss (prior to waiver) to average net assets	(1.39)%	(1.97)%	(1.80)%	(1.66)%	(2.60)%
Ratio of net investment loss (after waiver) to average net assets(4)	(0.71)%	(1.67)%	(1.80)%	(1.59)%	(1.70)%
Portfolio turnover rate	20%	16%	23%	32%	83%

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.
(3)	Less than $0.01 per share.
(4)
Through January 5, 2025, the Adviser has contractually agreed, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.00%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

The accompanying notes are an integral part of these financial statements.

19

JACOB DISCOVERY FUND - INVESTOR CLASS
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$20.75	$22.09	$41.51	$24.65	$17.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.24)	(0.43)	(0.64)	(0.69)	(0.38)
Net realized and unrealized gain (loss) on investment transactions	1.50	(0.91)	(17.99)	19.66	7.41
Total from investment operations	1.26	(1.34)	(18.63)	18.97	7.03
Less distributions from net investment income	—	—	(0.07)	—	—
Less distributions from net realized gains	—	—	(0.73)	(2.24)	—
Paid in capital from redemption fees(2)	0.00(3)	0.00(3)	0.01	0.13	0.00(3)
Net asset value, end of year	$22.01	$20.75	$22.09	$41.51	$24.65
Total return	6.07%	-6.07%	-45.66%	81.58%	39.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$7,350	$12,270	$21,897	$81,297	$7,674
Ratio of gross operating expenses (prior to waiver) to average net assets	3.03%	2.54%	2.11%	1.97%	3.25%
Ratio of net operating expenses (after waiver) to average net assets(4)	2.30%	2.30%	2.01%	1.85%	2.30%
Ratio of net investment loss (prior to waiver) to average net assets	(1.90)%	(2.22)%	(2.11)%	(1.86)%	(2.93)%
Ratio of net investment loss (after waiver) to average net assets(4)	(1.17)%	(1.98)%	(2.01)%	(1.74)%	(1.98)%
Portfolio turnover rate	20%	16%	23%	32%	83%

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)	Paid in capital from redemption fees per share represents redemption fees divided by the average shares outstanding throughout the year.
(3)	Less than $0.01 per share.
(4)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 5, 2025, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.30%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses. The Fund has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may pay Plan related expenses up to 0.35% of average daily net assets on an annual basis. The Adviser has agreed to waive 0.10% of the 0.35% Plan fee.

The accompanying notes are an integral part of these financial statements.

20

JACOB FORWARD ETF
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for a share of the Fund outstanding throughout each year/period presented.

	Year Ended August 31,			Period Ended August 31, 2021(1)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year/period	$8.59	$9.23	$20.94	$20.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.03)	(0.05)	(0.11)	(0.02)
Net realized and unrealized gain (loss) on investment transactions	2.11	(0.59)	(11.53)	0.96
Total from investment operations	2.08	(0.64)	(11.64)	0.94
Less distributions from net investment income	—	—	(0.07)	—
Net asset value, end of year/period	$10.67	$8.59	$9.23	$20.94
Total returns:
Net Asset Value(3)	24.20%	-6.96%	-55.75%	4.70%(4)
Market Value(5)	24.01%	-7.12%	-55.59%	4.55%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (in thousands)	$2,240	$2,835	$3,416	$7,538
Ratio of net operating expenses to average net assets	0.75%	0.75%	0.75%	0.75%(6)
Ratio of net investment loss to average net assets	(0.30)%	(0.54)%	(0.75)%	(0.75)%(6)
Portfolio turnover rate(7)	64%	63%	62%	3%(4)

(1)	Commencement of investment operations on July 13, 2021.
(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period/year.
(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period/year, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)	Not annualized.
(5)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period/year, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(6)	Annualized.
(7)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

21

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024
NOTE 1 – DESCRIPTION OF ORGANIZATION
Jacob Funds Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of three “diversified” series, the Jacob Internet Fund (the “Internet Fund”), the Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”), the Jacob Discovery Fund (the “Discovery Fund”) and one “non-diversified” series, the Jacob Forward ETF (the “Forward ETF”), each a “Fund”, collectively the “Funds”, and the authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Internet Fund is long-term growth of capital with current income as a secondary objective. The primary investment objective of each of the Small Cap Growth Fund, Discovery Fund and Forward ETF is long-term growth of capital.
The Investor Class shares of the Internet Fund commenced operations on December 14, 1999. The Small Cap Growth Fund commenced operations on February 1, 2010 when it acquired the assets and liabilities of the Rockland Small Cap Growth Fund series of Rockland Funds Trust in a reorganization transaction (the Small Cap Growth Fund is the successor fund to the Rockland Small Cap Growth Fund). The Small Cap Growth Fund acquired the Class I and Class R shares of the Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, the PineBridge Mutual Funds) (the “Predecessor Small Cap Growth Fund”) on November 12, 2012. The Small Cap Growth Fund acquired the Investor Class shares of the Jacob Wisdom Fund series of the Corporation on August 26, 2016. Effective December 31, 2020, the name of the Jacob Micro Cap Growth Fund was changed to the Jacob Discovery Fund. The Discovery Fund commenced operations on November 12, 2012 when it acquired the assets and liabilities of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (the “Predecessor Micro Cap Growth Fund”) in a reorganization transaction (the Discovery Fund is the successor fund to the Predecessor Micro Cap Growth Fund). The Forward ETF commenced operations on July 13, 2021.
The Small Cap Growth Fund and Discovery Fund currently offer Investor Class and Institutional Class shares. The Internet Fund and Forward ETF currently offers one class of shares. Each share of each class of a Fund represents an equal pro rata interest in such Fund and provides the shareholder the same voting, dividend, and other rights, except that shareholders of each class of a Fund have exclusive voting rights regarding any matter relating solely to that particular class.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.
(a)
Investment Valuation. Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last.

The Funds adhere to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the

22

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024(Continued)
assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.
Summary of Fair Value Exposure
Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Internet Fund’s investments as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks
Computer Programming, Data Processing, Etc.	$7,588,514	$ —	$ —	$7,588,514
Business Services	6,014,095	—	—	6,014,095
Miscellaneous Amusement & Recreation	5,718,536	—	—	5,718,536
Computer Processing & Data Preparation	4,808,304	—	—	4,808,304
Real Estate	4,104,084	—	—	4,104,084
Finance Services	3,219,600	—	—	3,219,600
Communications Equipment	2,853,871	—	—	2,853,871
Calculating & Accounting Machines (No Electronic Computers)	2,381,864	—	—	2,381,864
Auto Dealers & Gasoline Stations	1,764,056	—	—	1,764,056
Computer Peripheral Equipment	1,094,532	—	—	1,094,532
Semiconductors & Related Devices	1,019,358	—	—	1,019,358
Personal Services	995,991	—	—	995,991
Computer Communications Equipment	917,604	—	—	917,604
State Commercial Banks	821,681	—	—	821,681
Patent Owners & Lessors	779,363	—	—	779,363
Computer Programming Services	502,080	—	—	502,080
Total Common Stocks	44,583,533	—	—	44,583,533
Short Term Investment
Money Market Fund	120,071	—	—	120,071
Collateral for Securities on Loan
Money Market Fund	687,041	—	—	687,041
Total Investments in Securities	$45,390,645	$—	$—	$45,390,645

23

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024(Continued)
The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks
Pharmaceutical Preparations	$ 1,349,683	$ —	$ —	$ 1,349,683
Business Services	723,854	—	—	723,854
Computer Processing & Data Preparation	663,150	—	—	663,150
Medical Laboratories	657,332	—	—	657,332
Real Estate	579,291	—	—	579,291
Biological Products (No Diagnostic Substances)	432,485	—	—	432,485
Computer Programming, Data Processing, Etc.	393,660	—	—	393,660
Surgical & Medical Instruments & Apparatus	361,715	—	—	361,715
Miscellaneous Amusement & Recreation	357,516	—	—	357,516
Calculating & Accounting Machines (No Electronic Computers)	343,018	—	—	343,018
Motion Picture & Video Tape Production	341,550	—	—	341,550
Computer Peripheral Equipment	146,730	—	—	146,730
Personal Services	133,649	—	—	133,649
Industrial Organic Chemicals	133,073	—	—	133,073
Finance Services	123,046	—	—	123,046
Patent Owneres & Lessors	110,835	—	—	110,835
Auto Dealers & Gasoline Stations	110,704	—	—	110,704
Semiconductors & Related Devices	72,955	—	—	72,955
Total Common Stocks	7,034,246	—	—	7,034,246
Short Term Investment
Money Market Fund	7,991	—	—	7,990
Collateral for Securities on Loan
Money Market Fund	383,282	—	—	383,283
Total Investments in Securities	$7,425,519	$—	$—	$7,425,519

The following is a summary of the inputs used to value the Discovery Fund’s investments as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks
Pharmaceutical Preparations	$ 2,453,586	$ —	$ —	$ 2,453,586
Computer Processing & Data Preparation	1,163,178	—	—	1,163,178
Business Services	1,123,823	—	—	1,123,823
Medical Laboratories	1,082,015	—	—	1,082,015
Motion Picture & Video Tape Production	928,325	—	—	928,325
Help Supply Services	873,242	—	—	873,242
Calculating & Accounting Machines (No Electronic Computers)	853,409	—	—	853,409
Communications Equipment	803,994	—	—	803,994

24

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Common Stocks - (Continued)
Surgical & Medical Instruments & Apparatus	$795,727	$ —	$ —	$795,727
Miscellaneous Amusement & Recreation	761,554	—	—	761,554
Gold and Silver Ores	684,173	—	—	684,173
State Commercial Banks	675,824	—	—	675,824
Functions Related to Depository Banking	583,650	—	—	583,650
Computer Peripheral Equipment	350,259	—	—	350,259
Auto Dealers & Gasoline Stations	288,000		—	288,000
Metal Mining	247,193	—	—	247,193
Advertising	241,230	—	—	241,230
Personal Services	239,225	—	—	239,225
Biological Products (No Diagnostic Substances)	218,568	—	—	218,568
Industrial Organic Chemicals	199,049	—	—	199,049
Mining & Quarrying of Nonmetallic Minerals (No Fuels)	174,083	—	—	174,083
Semiconductors & Related Devices	170,277	—	—	170,277
Real Estate	151,992	—	—	151,992
Consumer Credit Reporting, Collection Agencies	—	148,619	—	148,619
Patent Owneres & Lessors	133,311	—	—	133,311
Computer Communications Equipment	113,728	—	—	113,728
Total Common Stocks	15,309,415	148,619	—	15,458,034
Preferred Stocks
Advertising Agencies	—	—	10,577	10,577
Short Term Investment
Money Market Fund	251,353	—	—	251,353
Collateral for Securities on Loan
Money Market Fund	1,822,195	—	—	1,822,195
Total Investments in Securities	$17,382,963	$148,619	$10,577	$17,542,159

(a)	Certain non-U.S. dollar demoninated securities use systematic fair valuation.
The following is a reconciliation of Level 3 investments for the period from September 1, 2023 to August 31, 2024:

Preferred Stocks
Beginning Balance – September 1, 2023	$3,169
Acquisitions	—
Change in unrealized appreciation (depreciation)	7,408
Ending Balance – August 31, 2024	$10,577
Change in unrealized appreciation/deprecation on investments still held at August 31, 2024	$7,408

The Discovery Fund received preferred shares of SRAX, Inc. (the “Company”) as part of a corporate action spin off from the parent security, SRAX, Inc. – common stock on September 28, 2021. The corporate action noted that the preferred shares will hold approximately $6.5 million worth of Sequire client stock, the

25

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024(Continued)
Company’s SasS data platform. During the year ended August 31, 2024, the Adviser determined the fair value of the preferred shares of SRAX, Inc. considering available information including the percentage of cost factor transferred to the preferred shares, underlying value of the positions, and disclosures made by the Company in its financial reporting. The preferred shares of SRAX, Inc. are non-transferrable and non-tradable.
The following is a summary of the inputs used to value the Forward ETF’s investments as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks
Pharmaceutical Preparations	$ 456,678	$ —	$ —	$ 456,678
Computer Programming, Data Processing, Etc.	297,703	—	—	297,703
Miscellaneous Amusement & Recreation	230,554	—	—	230,554
Medical Laboratories	221,151	—	—	221,151
Computer Processing & Data Preparation	192,415	—	—	192,415
Business Services	179,987	—	—	179,987
Real Estate	163,593	—	—	163,593
Surgical & Medical Instruments & Apparatus	124,026	—	—	124,026
Finance Services	123,061	—	—	123,061
Biological Products (No Diagnostic Substances)	105,885	—	—	105,885
Industrial Organic Chemicals	46,674	—	—	46,674
Patent Owners & Lessors	31,979	—	—	31,979
Auto Dealers & Gasoline Stations	28,305	—	—	28,305
Semiconductors & Related Devices	21,181	—	—	21,181
Computer Peripheral Equipment	15,413	—	—	15,413
Total Common Stocks	2,238,605	—		2,238,605
Short Term Investment
Money Market Fund	2,359	—	—	2,359
Collateral for Securities on Loan
Money Market Fund	111,314	—	—	111,314
Total Investments in Securities	$2,352,278	$—	$—	$2,352,278

(b)
Investment Transactions and Investment Income. Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates. Interest income is recognized on the accrual basis.

(c)
Expenses. Expenses that are not attributable to a particular Fund are typically allocated in proportion to each Fund’s respective net assets. Expenses, other than those which are class specific, are allocated to a particular share class in proportion to each class’s respective net assets. Expenses are recorded on an accrual basis.

(d)
Foreign Currency Transactions. The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

26

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024(Continued)
(e)
Distributions to Shareholders. The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(f)
Federal Income Taxes. The Funds comply with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds’ taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

The Funds follow accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed as of August 31, 2024. As a result, the Funds have not recorded any liabilities for uncertain tax positions as of August 31, 2024. The standards require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for examinations by taxing authorities. As of August 31, 2024, open federal tax years include the tax years ended August 31, 2021 through August 31, 2023.
(g)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(h)
Contingencies and Commitments. The Funds indemnify the Corporation’s Officers and Directors for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Corporation generally expects the risk of loss to be remote.

NOTE 3 – CAPITAL SHARE TRANSACTIONS
At August 31, 2024, there were twenty billion shares, $0.001 par value, authorized for the Corporation. Transactions in shares of the Internet Fund were as follows:
Institutional Class

	Year Ended August 31,
	2024(a)		2023
	Shares	Amount	Shares	Amount
Sales	$—	$—	$—	$—
Redemptions	(1,159)	(4,881)	(26,346)	(104,856)
Redemption fees	—	—	—	2
Net increase (decrease)	(1,159)	$(4,881)	(26,346)	$(104,854)
Shares Outstanding:
Beginning of year	1,159		27,505
End of year	0		1,159

(a)	The Institutional Class of the Internet Fund liquidated on November 17, 2023.

27

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024(Continued)
Investor Class

	Year Ended August 31,
	2024		2023
	Shares	Amount	Shares	Amount
Sales	$362,431	$1,712,190	$320,146	$1,342,164
Reinvestments	—	—	—	—
Redemptions	(2,364,476)	(10,958,991)	(1,858,328)	(7,986,748)
Redemption fees	—	4,918	—	5,205
Net decrease	(2,002,045)	$(9,241,883)	(1,538,182)	$(6,639,379)
Shares Outstanding:
Beginning of year	11,509,982		13,048,164
End of year	9,507,937		11,509,982
Total decrease for the Fund		$(9,246,764)		$(6,744,233)

Transactions in shares of the Small Cap Growth Fund were as follows:
Institutional Class

	Year Ended August 31,
	2024		2023
	Shares	Amount	Shares	Amount
Sales	$6,414	$114,295	$1,351	$23,543
Reinvestments	—	—	—	—
Redemptions	(44,188)	(748,025)	(38,834)	(649,353)
Redemption fees	—	2,212	—	82
Net increase (decrease)	(37,774)	$(631,518)	(37,483)	$(625,728)
Shares Outstanding:
Beginning of year	255,027		292,510
End of year	217,253		255,027

Investor Class

	Year Ended August 31,
	2024		2023
	Shares	Amount	Shares	Amount
Sales	$27,223	$460,726	$5,242	$85,912
Reinvestments	—	—	—	—
Redemptions	(62,118)	(1,069,278)	(28,593)	(468,966)
Redemption fees	—	1,709	—	58
Net increase (decrease)	(34,895)	$(606,843)	(23,351)	$(382,996)
Shares Outstanding:
Beginning of year	185,772		209,123
End of year	150,877		185,772
Total decrease for the Fund		$(1,238,361)		$(1,008,724)

28

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024(Continued)
Transactions in shares of the Discovery Fund were as follows:
Institutional Class

	Year Ended August 31,
	2024		2023
	Shares	Amount	Shares	Amount
Sales	$12,456	$283,185	$36,827	$899,442
Reinvestments	—	—	—	—
Redemptions	(107,982)	(2,412,883)	(144,976)	(3,441,036)
Redemption fees	—	62	—	2,074
Net decrease	(95,526)	$(2,129,636)	(108,149)	$(2,539,520)
Shares Outstanding:
Beginning of year	434,164		542,313
End of year	338,638		434,164

Investor Class

	Year Ended August 31,
	2024		2023
	Shares	Amount	Shares	Amount
Sales	$15,166	$313,545	$194,152	$4,270,574
Reinvestments	—	—	—	—
Redemptions	(272,593)	(5,658,488)	(594,120)	(12,628,415)
Redemption fees	—	65	—	2,698
Net decrease	(257,427)	$(5,344,878)	(399,968)	$(8,355,143)
Shares Outstanding:
Beginning of year	591,339		991,307
End of year	333,912		591,339
Total decrease for the Fund		$(7,474,514)		$(10,894,663)

Transactions in shares of the Forward ETF were as follows:

	Year Ended August 31,
	2024		2023
	Shares	Amount	Shares	Amount
Sales	$10,000	$106,399	$20,000	$174,810
Redemptions	(130,000)	(1,225,082)	(60,000)	(496,908)
Transaction fees	—	—	—	—
Net increase	(120,000)	$(1,118,683)	(40,000)	$(322,098)
Shares Outstanding:
Beginning of year	330,000		370,000
End of year	210,000		330,000

A 2% redemption fee is assessed on any shares of the Internet, Small Cap Growth and Discovery Funds, except those received from reinvested distributions, that are sold within 30 days following their purchase date.

29

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024(Continued)
Shares of the Forward ETF are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from its NAV. The Forward ETF issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares. The general blocks of shares issued or redeemed are called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, retail investors are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Forward ETF offers one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The Forward ETF charges $250 for the standard fixed transaction fee, payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Forward ETF’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee payable to the Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% in the Forward ETF as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Forward ETF for the transaction costs associated with the cash transactions fees. Variable fees received by the Forward ETF, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
From time to time, the Funds may have a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. The following table shows the number of shareholders owning greater than 10% of the outstanding shares in each of the Funds at August 31, 2024:

Fund	Number of shareholders owning greater than 10% of outstanding Fund shares
Internet Fund Investor Class	2
Small Cap Growth Fund Institutional Class	2
Small Cap Growth Fund Investor Class	3
Discovery Fund Institutional Class	3
Discovery Fund Investor Class	2
Forward ETF	1

NOTE 4 – INVESTMENT TRANSACTIONS
During the fiscal year ended August 31, 2024, purchases and sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Internet Fund	$20,322,554	$29,524,146
Small Cap Growth Fund	3,811,782	5,126,128
Discovery Fund	3,562,576	10,930,522
Forward ETF	1,732,401	1,750,629

30

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024(Continued)
During the fiscal year ended August 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales
Forward ETF	$ 105,492	$ 1,214,805

The Funds did not purchase long-term U.S. Government securities as a part of their investment strategies during the fiscal year ended August 31, 2024.
NOTE 5 – TAX INFORMATION
At August 31, 2024, the components of accumulated earnings/(losses) on a tax basis for the Funds were as follows:

	Internet Fund	Small Cap Growth Fund	Discovery Fund	Forward ETF
Cost of Investments	$46,872,575	$7,384,831	$23,438,868	$3,144,919
Gross unrealized appreciation	9,846,903	2,028,955	4,213,157	517,525
Gross unrealized depreciation	(11,328,833)	(1,988,267)	(10,109,865)	(1,310,166)
Net unrealized appreciation (depreciation)	$(1,481,930)	$40,688	$(5,896,708)	$(792,641)
Undistributed ordinary income	—	—	—	318
Undistributed long-term capital gains	—	—	—	—
Total distributable earnings	$—	$—	$—	$318
Other accumulated losses	$(8,818,412)	$(1,543,990)	$(23,034,183)	$(2,775,446)
Total accumulated losses	$(10,300,342)	$(1,503,302)	$(28,930,891)	$(3,567,769)

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales and tax adjustments on Passive Foreign Investment Companies (“PFICs”). To the extent the Funds realize future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. At August 31, 2024, the Funds had the following capital loss carryovers and capital loss utilized:

	Capital Loss Carryover		Capital Loss Utilized
	Short Term	Long Term	Short Term	Long Term
Jacob Internet Fund	$—	$7,908,011	$908,993	$1,125,678
Jacob Small Cap Growth Fund	248,674	1,128,777	548,537	396,200
Jacob Discovery Fund	5,069,691	17,906,487	417,343	—
Jacob Forward ETF	1,004,852	1,770,594	43,581	—

As of the fiscal year end August 31, 2024, the Funds’ most recent fiscal year end, no Funds had deferred, on a tax basis, any post-October losses.
For the fiscal year ended August 31, 2024, the Funds’ most recent fiscal year end, the following funds deferred late year losses in the following amounts:

Internet Fund	Small Cap Growth Fund	Discovery Fund	Forward ETF
$910,401	$166,539	$58,006	$ —

The Funds did not pay distributions during the fiscal year ended August 31, 2023 and August 31, 2024.

31

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024(Continued)
Reclassification Adjustments: GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2024, permanent differences, due to net operating losses, in book and tax accounting have been reclassified to capital and distributable earnings for the Funds, and Forward ETF also saw reclassification due to in-kind transactions as follows:

	Internet Fund	Small Cap Growth Fund	Discovery Fund	Forward ETF
Distributable Earnings	$(17,986)	$76,323	$282,185	$(35,929)
Capital Stock	17,986	(76,323)	(282,185)	35,929

NOTE 6 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Corporation has entered into Investment Advisory Agreements (the “Advisory Agreements”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain Officers and a Director of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreements, the Corporation compensates the Adviser for its management services based on an annual rate of 0.80% of the Small Cap Growth Fund’s average daily net assets up to $250 million and 0.70% of annual average daily net assets over $250 million and 0.75% of the Forward ETF’s average daily net assets. The adviser fee of the Forward ETF is a unitary fee, whereby the Adviser has agreed to pay all of the ordinary operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Fund will bear the cost of, (i) payments under the Fund’s Rule 12b-1 plan, (ii) brokerage commissions and other expenses incidental to transactions in portfolio securities or instruments, (iii) acquired fund fees and expenses, (iv) taxes (including accrued deferred tax liability), (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Corporation or a Fund may be a party and indemnification of the Directors and officers with respect thereto), and (vii) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund).
Effective June 1, 2021, the Corporation compensates the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets up to $250 million and 0.90% of annual average net assets over $250 million and 1.10% of the Discovery Fund’s average daily net assets up to $250 million and 0.80% of annual average daily net assets over $250 million.
The Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Internet Fund’s average daily net assets to the extent the Internet Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.95% for Investor Class shares average daily net assets through at least January 5, 2025. The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Internet Fund to exceed any applicable expense limitation in place when the fee was waived. For the fiscal year ended August 31, 2024, the Adviser did not waive any fees with respect to the Internet Fund.
Effective November 12, 2012 (date of reorganization of the Predecessor Small Cap Growth Fund into the Small Cap Growth Fund), the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Small Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.25% and 1.95% for Investor Class and Institutional Class Shares, respectively, of each class’s average daily net assets through at least January 5, 2025. The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived. For the fiscal year ended August 31, 2024, fees of $56,241 were waived by the Adviser with respect to the Small Cap Growth Fund.
Effective December 29, 2016, the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Discovery Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.30% and 2.00% for Investor Class and Institutional Class shares,

32

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024(Continued)
respectively, of each class’s average daily net assets through at least January 5, 2025. The Adviser has the ability to recoup amounts waived for a period of thirty-six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived. For the fiscal year ended August 31, 2024, fees of $117,505 were waived by the Adviser with respect to the Discovery Fund. The amounts below are eligible for recoupment by the Adviser, however, the Adviser has not begun recouping as of August 31, 2024.
Following is a schedule of when fees may be recouped:

Internet Fund	Small Cap Growth Fund	Discovery Fund	Expiration
$ —	$65,582	$—	August 31, 2025
—	63,547	75,376	August 31, 2026
—	56,241	117,505	August 31, 2027
$—	$185,370	$192,881

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and an indirect wholly owned subsidiary of U.S. Bancorp, serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. All providers receive customary fees for services rendered.
NOTE 7 – DISTRIBUTION AND SERVICE PLAN
The Corporation, on behalf of the Internet Fund, has adopted a distribution and service plan (the “Internet Fund Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Internet Fund Plan provides that the Internet Fund will compensate the Adviser 0.25% per annum of the Investor Class shares of the Internet Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Internet Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Internet Fund Plan also provides for a distribution fee equal to 0.10% of the Investor Class shares of the Internet Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Internet Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Internet Fund shareholders for providing distribution assistance and promotional support to the Internet Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser. Effective September 1, 2016 through at least January 5, 2025, the Board determined to reduce such fees payable under the Internet Fund Plan from 0.35% to 0.25% of the Internet Fund’s average daily net assets on an annual basis. The Internet Fund incurred $121,843 in expenses pursuant to the Internet Fund Plan for the fiscal year ended August 31, 2024.
The Corporation, on behalf of the Small Cap Growth Fund and Discovery Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan as permitted by Rule 12b-1. Pursuant to the Plan, the Small Cap Growth Fund and Discovery Fund make payments to the Distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Discovery Funds on an annual basis. Effective September 1, 2016 through at least January 5, 2025, the Board determined to reduce such fees payable under the Plan from 0.35% to 0.25% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Discovery Funds. The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). The Small Cap Growth Fund incurred $7,401 and the Discovery Fund incurred $23,488 in expenses pursuant to the Plan for the fiscal year ended August 31, 2024.

33

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024(Continued)
NOTE 8 – INDUSTRY CONCENTRATION RISK
Internet and Internet-Related Industries Risk: The Internet Fund invests a significant portion of its assets in Internet and Internet-related industries and thus the value of the Fund’s shares may be susceptible to factors affecting such industries, including factors affecting the computer/Internet technology area generally, and may be susceptible to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area or industry. Companies in Internet and Internet-related industries face special risks associated with the rapidly changing field of computer/Internet technology. For example, their products or services may not prove commercially successful or may become obsolete quickly. The computer/Internet technology area may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve. Many Internet and Internet-related companies incur large losses in the hope of capturing market share and generating future revenues, but may never be profitable.
Science and Technology Risk: The Funds’ investments in science and technology companies expose the Small Cap Growth Fund and Discovery Fund to special risks. For example, rapid advances in science and technology might cause existing products to become obsolete, and the Fund’s returns could suffer to the extent it holds an affected company’s shares. Companies in a number of science and technology industries are also subject to more government regulations and approval processes than many other industries. This fact may affect a company’s overall profitability and cause its stock price to be more volatile. Additionally, science and technology companies are dependent upon consumer and business acceptance as new technologies evolve.
NOTE 9 – SECURITIES LENDING
The Funds may lend up to 33 1/3% of the securities in its portfolios to brokers, dealers, and other financial organizations that meet capital and other credit requirements under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% (for loans of U.S. securities) or 105% (for loans of foreign securities) of the market value of the securities loaned. The Fund has the right under the terms of the lending agreement to recall the securities from the borrower on demand.
The borrower of any securities will pay the Funds any accrued income while the securities are on loan. The cash collateral received is invested in a money market fund which is redeemable on demand.
There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Funds may lose money.
The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of August 31, 2024, the following Funds had equity securities on loan which are presented gross on the Statement of Assets and Liabilities:

	Market Value	Collateral Value
Internet Fund	$631,167	$687,041
Small Cap Growth Fund	358,945	383,282
Discovery Fund	1,747,727	1,822,195
Forward ETF	104,528	111,314

The fees and interest income earned through the securities lending program are reflected in the Statement of Operations. The collateral value pledged from the counterparty as of the end of the reporting period exceed the value of securities out on loan.

34

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2024(Continued)
NOTE 10 – SUBSEQUENT EVENTS
On October 25, 2024, pursuant to an agreement between Jacob Funds Inc., on behalf of the Internet, Small Cap and Discovery Fund, the Board approved an amended and restated distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, to reduce the Plan related expenses from 0.35% to 0.25% of average daily net assets on an annual basis. The Funds' management has evaluated these changes and determined that they will not have a material impact on the Fund’s financial statements as of August 31, 2024.

35

JACOB FUNDS INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors of Jacob Funds Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Jacob Funds Inc. comprising Jacob Internet Fund, Jacob Small Cap Growth Fund, Jacob Discovery Fund, and Jacob Forward ETF (the “Funds”) as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of their operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years or periods ended August 31, 2022, and prior, were audited by other auditors whose report dated October 27, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 30, 2024

36

JACOB FUNDS INC.
ADDITIONAL TAX INFORMATION (Unaudited)
For the year ended August 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%. The percentage of dividends declared from net investment income designated as qualified income is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	0.00%
Discovery Fund	0.00%
Forward ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2024 is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	0.00%
Discovery Fund	0.00%
Forward ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) is as follows:

Internet Fund	0.00%
Small Cap Growth Fund	0.00%
Discovery Fund	0.00%
Forward ETF	0.00%

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Service Section 852(b)(3)(C), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2024:

Internet Fund	$0.00
Small Cap Growth Fund	$0.00
Discovery Fund	$0.00
Forward ETF	$0.00

37

Annual Report
August 31, 2024
JACOB INTERNET FUND
JACOB SMALL CAP GROWTH FUND
JACOB DISCOVERY FUND
JACOB FORWARD ETF
Jacob Asset Management of New York LLC
1-888-JACOB-FX (522-6239)
www.jacobmutualfunds.com

Investment Adviser Jacob Asset Management of New York LLC	Custodian U.S. Bank, N.A.
Administrator and Transfer Agent and Dividend Agent U.S. Bancorp Fund Services, LLC	Legal Counsel Stradley Ronon Stevens & Young, LLP
Underwriter and Distributor Quasar Distributors, LLC	Independent Registered Public Accounting Firm Cohen & Company, Ltd.

This report has been prepared for the information of shareholders of the Jacob Internet Fund, the Jacob Small Cap Growth Fund, the Jacob Discovery Fund and the Jacob Forward ETF and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds’objectives, policies, management, records and other information.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jacob Funds Inc.

By (Signature and Title)	/s/ Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date	11/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date	11/4/2024

By (Signature and Title)	/s/ Francis J. Alexander
Francis J. Alexander, Treasurer/Principal Financial Officer

Date	11/4/2024

* Print the name and title of each signing officer under his or her signature.